Accumulated other comprehensive income (Tables)	12 Months Ended
Mar. 31, 2022
Changes in Accumulated Other Comprehensive Income After Tax
The below table presents the changes in accumulated other comprehensive income (“OCI”) after income tax for the years ended March 31, 2021 and March 31, 2022.

	Available for sale securities		Foreign currency translation reserve		Total

	(In millions)
Balance, March 31, 2020	Rs.	49,225.4	Rs.	3,106.2	Rs.	52,331.6
Net unrealized gain/(loss) arising during the period		(740.6)		(1,132.8)		(1,873.4)
Amounts reclassified to income		(23,271.9)		—		(23,271.9)

Balance, March 31, 2021	Rs.	25,212.9	Rs.	1,973.4	Rs.	27,186.3

Balance, March 31, 2021	Rs.	25,212.9	Rs.	1,973.4	Rs.	27,186.3
Net unrealized gain/(loss) arising during the period		(36,088.6)		1,297.5		(34,791.1)
Amounts reclassified to income		(10,187.7)		—		(10,187.7)

Balance, March 31, 2022	Rs.	(21,063.4)	Rs.	3,270.9	Rs.	(17,792.5)

Balance, March 31, 2022	US$	(277.6)	US$	43.1	US$	(234.5)

Reclassification Out of Accumulated Other Comprehensive Income (OCI) by Income line Item and the Related Tax Effect

The below table presents the reclassification out of accumulated other comprehensive income (OCI) by income line item and the related income tax effect for years
ended March 31, 2021 and March 31, 2022.

	As of March 31,
	2021		2022		2022

	(In millions)
Available for sale debt securities:
Realized (gain)/loss on sales of available for sale debt securities, net	Rs.	(34,014.8)	Rs.	(10,699.4)	US$	(141.0)
Allowance on available for sale debt securities		2,915.1		(2,915.1)		(38.4)

Total before income tax	Rs.	(31,099.7)	Rs.	(13,614.5)	US$	(179.4)
Income tax		7,827.8		3,426.8		45.1

Net of income tax	Rs.	(23,271.9)	Rs.	(10,187.7)	US$	(134.3)